FINANCIAL INVESTORS TRUST

Seafarer Overseas Growth and Income Fund

Seafarer Overseas Value Fund

(the “Funds”)

Supplement dated June 30, 2016

to the Funds’ Summary Prospectus, Prospectus and Statement of Additional Information dated April 15, 2016, as further supplemented (the “Prospectus”)

Effective as of the date hereof:

The following risk factor has been added to the “Principal Risks of the Fund” section in the Summary Prospectus and the Summary section of the Prospectus for the Seafarer Overseas Growth and Income Fund:

“Cash Sweep Program Risk

The Fund may invest in cash sweep programs administered by the Fund’s custodian or another third party through which the Fund’s cash holdings are placed in onshore or offshore interest-bearing savings accounts or demand deposit accounts at various banks.  The vehicles through which the Fund’s cash sweep program is administered may include bank deposits that are not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), in which case, a Fund, as an investor in the vehicle, would not be entitled to the protections afforded by the 1940 Act. All sweep vehicles, whether or not registered under the 1940 Act, carry certain risks, which may include absence of FDIC protection, bank failure risk, or, in the case of offshore vehicles, risk of sovereign actions which may result in the seizure or diminution of Fund assets.”

The following risk factor has been added to the “Principal Risks of the Fund” section in the Summary Prospectus and the Summary section of the Prospectus for the Seafarer Overseas Value Fund:

“Cash Sweep Program Risk

The Fund may invest in cash sweep programs administered by the Fund’s custodian or another third party through which the Fund’s cash holdings are placed in onshore or offshore interest-bearing savings accounts or demand deposit accounts at various banks.  The vehicles through which the Fund’s cash sweep program is administered may include bank deposits that are not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), in which case, a Fund, as an investor in the vehicle, would not be entitled to the protections afforded by the 1940 Act. All sweep vehicles, whether or not registered under the 1940 Act, carry certain risks, which may include absence of FDIC protection, bank failure risk, or, in the case of offshore vehicles, risk of sovereign actions which may result in the seizure or diminution of Fund assets.”

The following line is added to the table appearing within the section titled “Principal and Non-Principal Risks” of the Funds’ Prospectus:

	Seafarer Overseas Growth and Income Fund	Seafarer Overseas Value Fund
Cash Sweep Program Risk	P	P

14166365.1

The following risk factor has been added to the section titled “Principal and Non-Principal Risks” of the Funds’ Prospectus:

“Cash Sweep Program Risk

The Fund may invest in cash sweep programs administered by the Fund’s custodian or another third party through which the Fund’s cash holdings are placed in onshore or offshore interest-bearing savings accounts or demand deposit accounts at various banks.  The vehicles through which the Fund’s cash sweep program is administered may include bank deposits that are not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), in which case, a Fund, as an investor in the vehicle, would not be entitled to the protections afforded by the 1940 Act. All sweep vehicles, whether or not registered under the 1940 Act, carry certain risks, which may include absence of FDIC protection, bank failure risk, or, in the case of offshore vehicles, risk of sovereign actions which may result in the seizure or diminution of Fund assets.”

The description of “Temporary Defensive Investments/Cash and Cash Equivalents” in the section titled “Non-Principal Investment Strategies” of the Funds’ Prospectus is hereby deleted in its entirety and replaced with the following:

Temporary Defensive Investments/Cash and Cash Equivalents

Each Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in short-term debt securities, cash and cash equivalents, and sovereign, government and agency debts and obligations. Cash positions may be administered through the Funds’ cash sweep program, which may entail cash holdings in onshore or offshore interest-bearing savings accounts or demand deposit accounts at various banks.  The Fund may also hold all or a portion of its uninvested cash in foreign currencies or their equivalents.

With Respect to the Seafarer Growth and Income Fund Only

In addition, effective June 30, 2016, Paul Espinosa and Kate Jaquet have joined the portfolio management team with respect to the Seafarer Overseas Growth and Income Fund. Therefore, effective June 30, 2016, the following changes are being made with respect to the Fund.

Summary Prospectus/Summary Section

The section titled “Portfolio Managers” in the Summary Prospectus and the Summary section of the Prospectus is hereby deleted and replaced in its entirety with the following:

Portfolio Managers

Andrew Foster is the Portfolio Manager of the Fund, and has primary responsibility for the day-to-day management of the Fund’s portfolio. Mr. Foster has held his role since the inception of the Fund in February 2012.  Paul Espinosa and Kate Jaquet are Co-Portfolio Managers of the Fund since June 2016.

Prospectus

The section titled “The Portfolio Managers” of the Prospectus is deleted and replaced in its entirety with the following:

Portfolio Manager	Fund(s)	Experience
Andrew Foster	Seafarer Overseas Growth and Income Fund Seafarer Overseas Value Fund

Andrew Foster is the Portfolio

Manager of the Seafarer Overseas Growth and Income Fund, and has been so since its inception in February 2012. He is also the Co-Portfolio Manager of the Seafarer Overseas Value Fund, and has been so since its inception in May 2016.  He is also the Chief Executive Officer and Chief Investment Officer of Seafarer Capital Partners, LLC, investment adviser to the Fund.

Before founding Seafarer Capital Partners in 2011, Mr. Foster was a Lead Portfolio Manager, Acting Chief Investment Officer, and Director of Research at Matthews International Capital Management, LLC, adviser to the Matthews Asia Funds.

Mr. Foster holds an A.B. in Public Policy and a secondary degree in Economics from Stanford University and an M.B.A. from INSEAD in France.

Paul Espinosa	Seafarer Overseas Growth and Income Fund Seafarer Overseas Value Fund

Paul Espinosa is the Lead Portfolio Manager of the Seafarer Overseas Value Fund, and has been so since its inception in May 2016. He is also a Co-Portfolio Manager of the Seafarer Overseas Growth and Income Fund, and has been so since June 2016.

Before joining Seafarer Capital Partners in 2014, Mr. Espinosa was a London-based equity research analyst at Legg Mason, where he focused on global emerging markets.  Prior to joining Legg Mason, Mr. Espinosa performed the same function with the same team at Citigroup Asset Management.  His previous experience includes equity research at J.P. Morgan Investment Management.

Mr. Espinosa holds an A.B. in Economics with Honors from Brown University.  He is a Chartered Financial Analyst.

Kate Jaquet	Seafarer Overseas Growth and Income Fund

Kate Jaquet is a Co-Portfolio

Manager of the Seafarer Overseas Growth and Income Fund, and has been so since June 2016.

Before joining Seafarer Capital Partners in 2011, Ms. Jaquet was a buy-side high yield research analyst at Seneca Capital Management, LLC.  Prior to joining Seneca, she was a sell-side emerging market research analyst at Credit Suisse First Boston.  Ms. Jaquet began her career as an economic policy researcher for the Adam Smith Institute in London in 1995.

Ms. Jaquet holds a B.Sc. with Honors in Economics and Government and a M.Sc. in Economics and Public Policy, both from the London School of Economics.

Statement of Additional Information

The following information under the heading/subheading “PORTFOLIO MANAGER/Other Accounts Managed by Portfolio Managers” of the Statement of Additional Information shall be deleted and replaced in its entirety with the following:

Portfolio Managers	Registered InvestmentCompanies		Other Pooled InvestmentVehicles		Other Accounts
	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Andrew Foster	0	$0	1	$48	0	$0
Paul Espinosa	0	$0	0	$0	0	$0
Kate Jaquet*	0	$0	0	$0	0	$0

* Information regarding Kate Jaquet is as of May 31, 2016.

The following information under the heading/subheading “PORTFOLIO MANAGER/Ownership of Securities” of the Statement of Additional Information shall be deleted and replaced in its entirety with the following:

Ownership of Securities

 The table below identifies beneficial ownership of Fund securities by each Portfolio Manager as of May 31, 2016.

Portfolio Manager	Dollar Range of Ownership of Securities – Seafarer Overseas Growth and Income Fund	Dollar Range of Ownership of Securities – Seafarer Overseas Value Fund
Andrew Foster	Over $1,000,000	Over $1,000,000
Paul Espinosa	None	$50,001 - $100,000
Kate Jaquet	$100,001–$500,000	$1–$10,000

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE